Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Revenues from third parties, net	$ 840,542	$ 684,184	$ 485,281
Revenues from related parties, net	0	86,555	251,974
Total revenues	840,542	770,739	737,255
Costs and expenses:
Cost of revenues	634,660	578,886	566,700
Research and development	91,839	80,368	70,913
General and administrative	20,192	18,147	17,139
Bad debt expense	554	173	0
Sales and marketing	20,572	18,822	15,443
Total costs and expenses	767,817	696,396	670,195
Operating income	72,725	74,343	67,060
Non operating income (loss):
Interest income	728	527	317
Gains (losses) on sale of securities, net	10,471	(8)	648
Equity in losses of equity method investees	(80)	(122)	(128)
Valuation gain on financial instruments	1,255	160	28
Impairment loss on investments	(309)	0	(1,299)
Foreign currency exchange gains (losses), net	1,077	643	(452)
Interest expense	(518)	(401)	(352)
Other income, net	145	258	64
Total non operating income (loss)	12,769	1,057	(1,174)
Earnings before income taxes	85,494	75,400	65,886
Income tax expense	21,591	19,476	15,748
Net income	63,903	55,924	50,138
Net loss attributable to noncontrolling interests	2,695	5,552	1,458
Net income attributable to Himax Technologies, Inc. stockholders	$ 66,598	$ 61,476	$ 51,596
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.19	$ 0.18	$ 0.15
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.19	$ 0.18	$ 0.15
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	$ 0.39	$ 0.36	$ 0.30
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	$ 0.39	$ 0.36	$ 0.30